Recast of Prior Period Amounts - Summary of Recast Prior Year Comparative Amounts (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Recast Of Prior Year Comparative Amounts [Line Items]
Revenue	$ 1,321,224	$ 1,003,233
Expenses:
Operating	926,171	661,715
General and administrative	90,072	107,689
Restructuring		5,754
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of property, plant and equipment, gain on re-measurement of property, plant and equipment and depreciation and amortization	$ 304,981	228,075
As Previously Reported [Member]
Disclosure Of Recast Of Prior Year Comparative Amounts [Line Items]
Revenue		951,411
Expenses:
Operating		607,295
General and administrative		110,287
Restructuring		5,754
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of property, plant and equipment, gain on re-measurement of property, plant and equipment and depreciation and amortization		228,075
Revenue Reclassification [Member]
Disclosure Of Recast Of Prior Year Comparative Amounts [Line Items]
Revenue		51,822
Expenses:
Operating		51,822
Expense Reclassification [Member]
Expenses:
Operating		2,598
General and administrative		$ (2,598)